ASSETS CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2020
ASSETS CLASSIFIED AS HELD FOR SALE [abstract]
Disclosure of assets classified as held for sale

1.               ASSETS CLASSIFIED AS HELD FOR SALE

Out of the demand for urban planning, Guangzhou Land Development Center ("GLDC"), the official land reserve institution of the People’s Government of Guangzhou Municipality, requested retrieval of the land owned by the Group together with two other independent third parties. On 19 April 2018, the Group together with two other independent third parties entered into a land use right transfer agreement with GLDC. According to the agreement, the land and the auxiliary facilities will be transferred to GLDC once the evacuation and demolition is complete. On the date of signing the agreement, the Group classified such assets as assets classified as held for sale. The transfer of assets was completed in 2020 and gains on disposal of such assets was recognized as “derecognition of land use right” in the amount of RMB1,188,645,000.